Operating segment and geographic data - General (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Benchmark percent for total revenue by geography (as a percent)	10.00%	10.00%	10.00%
Property, plant and equipment, net | Geographic concentration | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	20.00%	19.00%
Property, plant and equipment, net | Geographic concentration | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%	12.00%
Property, plant and equipment, net | Geographic concentration | Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	8.00%	11.00%
Revenue | Geographic concentration | Excludes Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%